Sentinel Variable Products Trust

Supplement dated February 5, 2009
to the Prospectus dated May 1, 2008

Shareholders have approved an amendment to the investment advisory agreement between Sentinel Variable Products Trust and Sentinel Asset Management, Inc. which modified the advisory fee breakpoint schedule applicable to the Trust on behalf of Sentinel Variable Products Common Stock, Mid Cap Growth and Small Company Funds. In order to reflect the increase in management fees which would have been paid by these three Funds under the new breakpoint schedule, the Annual Fund
Operating Expenses table and footnotes under the heading “What are each Fund’s Fees and Expenses”, are hereby deleted and replaced with the following:

Annual Fund Operating Expenses[1]
(as a percentage of average net assets)
			Common	Mid Cap	Money	Small
	Balanced	Bond	Stock[3]	Growth[3]	Market[2]	Company[3]
Management Fees	0.55%	0.40%	0.50%	0.50%	0.25%	0.50%
Other Expenses	0.36%	0.36%	0.29%	0.36%	0.36%	0.30%
Acquired Fund Fees and
Expenses	-	-	-	-	0.01%	-
Total Annual Fund
Operating Expenses	0.91%	0.76%	0.79%	0.86%	0.62%	0.80%

[1]The above fees and expenses do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchase shares of the Funds to serve as investment vehicles under variable life insurance policies or variable annuity contracts issued. If such fees and expenses were included, the overall expenses shown above would be higher. For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.
[2]Total Annual Fund Operating Expenses for the Money Market Fund do not correlate to the ratio of expenses to average net assets that is shown in the
Financial Highlights table below and the Fund’s most recent Annual Report, which reflects the operating expenses of the Fund and, unlike this table, does not include fees and expenses of investment companies in which the Money Market Fund invests.
[3] The expense information in the above table for the Common Stock, Mid Cap Growth and Small Company Funds has been restated to reflect current management fees.

Sentinel Asset Management, Inc. (“Sentinel”), the investment advisor to each Fund, has agreed to reimburse the advisory fees paid by the Sentinel Variable Products Money Market Fund to the extent necessary to prevent total expenses paid by the
Fund from exceeding the gross income earned on the Fund’s investments. This reimbursement may be discontinued at any time.

Effective December 18, 2008 the first paragraph under the heading “Who Manages the Funds?----Portfolio Managers” is deleted and replaced with the following:

Sentinel’s staff is organized as six teams. The International Team is headed by Katherine Schapiro. The Large-Cap
Growth Team is headed by Elizabeth R. Bramwell. The Large-Cap Blend Team is headed by Daniel J. Manion. The
Small/Mid Cap Team is headed by Charles C. Schwartz and Betsy Pecor. The Fixed-Income Team is headed by Thomas
H. Brownell. The teams may include additional portfolio managers and a number of analysts.

Effective December 18, 2008 the paragraph titled “Mid Cap Growth Fund” under the heading “Who Manages the Funds?----
Portfolio Managers” is deleted and replaced with the following:

Mid Cap Growth Fund
Ms. Pecor and Mr. Schwartz co-manage the Mid Cap Growth Fund. Ms. Pecor has been associated with Sentinel or its affiliates since 2000 and has co-managed the Fund since 2008. She holds the Chartered Financial Analyst designation. Mr. Schwartz has been associated with Sentinel since 1996 and has co-managed the Fund since 2008.
He holds the Chartered Financial Analyst designation.

SF0974(0209) Cat. No. 50814	Page 1 of 2

Effective July 14, 2008 the table and footnotes within the section entitled “How Has Each Fund Performed----Average
Annual Total Return Tables” comparing, for the periods shown, the average annual return of an appropriate broad-based securities market index with the average annual return of each Fund is deleted and replaced with the following:

	Past	Past	Since Inception
For the periods ended December 31, 2007	One	Five
	Year	Years
Balanced Fund	8.44%	-	10.90%[1]
Standard & Poor’s 500 Index[3]	5.49%	-	11.61%[1]
Lehman Brothers U.S. Aggregate Bond Index[4]	6.97%	-	4.93%[1]

Bond Fund	7.05%	-	5.14%[1]
Lehman Brothers U.S. Aggregate Bond Index[4]	6.97%	-	4.93%[1]
Lehman Brothers U.S. Mortgage Backed
Securities Index [5,10]	6.90%	-	5.23%[1]
Lehman Brothers U.S. Fixed-Rated Mortgage-
Backed Securities (MBS) Index[6,10]	6.96%		5.19% [1]

Common Stock Fund	10.21%	14.70%	6.71%[2]
Standard & Poor’s 500 Index[3]	5.49%	12.83%	3.33%[2]

Mid Cap Growth Fund	22.00%	16.33%	3.11%[2]
Russell Midcap Growth Index[7]	11.43%	17.90%	4.76%[2]

Money Market Fund	4.70%	2.77%	2.74%[2]

Small Company Fund	8.60%	17.15%	11.40%[2]
Russell 2000 Index[8]	-1.57%	16.25%	9.31%[2]
Standard & Poor’s SmallCap 600 Index[9]	-0.30%	16.04%	11.40%[2]

[1] From inception on August 1, 2003.
[2] From inception on November 30, 2000. Morningstar category return is for the period beginning December 1, 2000.
[3] The Standard & Poor’s 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation.
[4] The Lehman Brothers U.S. Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. The index’s total return consists of price appreciation/depreciation plus income as a percentage of the original investment.
[5] The Lehman Brothers U.S. Mortgage Backed Securities Index is an unmanaged index of agency mortgage-backed passthrough securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GMNA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).
[6] The Lehman Brothers U.S. Fixed-Rated Mortgage Backed Securities (MBS) Index covers the fixed-rate agency mortgage-backed securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).
[7] The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher price-to-book ratios and higher relative forecasted growth rates.
[8] The Russell 2000™ Index measures the performance of the smallest 2,000 companies in the Russell 3000 Index representing approximately 8% of the total market capitalization of the Russell 3000 Index.
[9] The Standard & Poor’s SmallCap 600 Index includes companies with market capitalizations ranging from $300 million to $1.5 billion.
[10] The Bond Fund is replacing the Lehman Brothers U.S. Fixed-Rated Mortgage Backed Securities (MBS) Index with the Lehman Brothers U.S. Mortgage Backed Securities Index because Sentinel believes the new index is a more appropriate measure of the Fund’s current investment strategy.

Effective May 14, 2008 the paragraph titled “ Money Market Fund” under the heading “Who Manages the Funds?----
Portfolio Managers” is deleted and replaced with the following:

Money Market Fund
David M. Brownlee manages the Money Market Fund. Mr. Brownlee has been associated with Sentinel since 1993, and has managed the Fund since May 2008. Mr. Brownlee holds the Chartered Financial
Analyst designation.

SF0974(0209)

The Sentinel Variable Products Trust

Supplement dated February 5, 2009 to the
Statement of Additional Information dated May 1, 2008

Shareholders have approved an amendment to the investment advisory agreement between Sentinel Variable Products Trust and Sentinel Asset Management, Inc., under which the advisory fee breakpoint schedule applicable to the Trust, on behalf of
Sentinel Variable Products Common Stock, Mid Cap Growth and Small Company Funds, was modified. Therefore, the 1st item under the second paragraph under “The Investment Advisor” is deleted and replaced with the following:

(1) 0.50% per annum on the first $200 million of the Fund’s average daily net assets; 0.45% per annum on the next $300 million of such assets; and 0.40% of such assets over $500 million.

The tables under “Management of the Trust----Biographical Information” are deleted and replaced with the following:

Position and
	Length of Time	Principal Occupation(s)	Public
Name, Address and Age	Served	During Past Five Years	Directorships
Mehran Assadi (50)	Chair, since	National Life Holding Company (a mutual	None
One National Life Drive	2009	insurance company)- President and Chief
Montpelier, VT 05604		Executive Officer, since 2009; National Life
Insurance Company- President and Chief
Executive Office, since 2009;President-Life
and Annuity 2005-2009; Interim CIO 2003-
2005; NLV Financial Corporation-
Chairman, President and CEO, since 2009

William D. McMeekin (63)	Trustee since	Executive Vice President, Commercial	None
One National Life Drive	2000	Services – TD Banknorth, N.A. (formerly
Montpelier, VT 05604		Banknorth Vermont) from 2005 to 2007;
Senior Vice President and Senior Lending
Officer, Banknorth Vermont, 2001 to 2005;
Community President - The Howard Bank,
2000 to 2001

William G. Ricker (68)	Trustee since	Former President and owner – Denis Ricker	None
One National Life Drive	2000	& Brown (Insurance Agency), 1980 to 2001
Montpelier, VT 05604

Nancy F. Pope (54)	Trustee, since	Trustee, Northfield Savings Bank since	None
One National Life Drive	2007	1995; Trustee; Director, Spaulding High
Montpelier, VT 05604		School Union District since 2008;
Governor’s Institute of Vermont from 2007
to 2008; Director (Chair), Barre Town
School District 1995 to 2004; Trustee (Vice
Chair), Aldrich Public Library, since 2002
and from 1993 to 2000

SF1054(0209) Cat. No. 51033	Page 1 of 3

Name, Address, Age	Position and	Principal Occupation(s) During Past Five	Public
	Length of Time	Years	Directorships
Served
Christian W. Thwaites (50)	President and Chief	Advisor - President & Chief Executive	Sentinel Funds
One National Life Drive	Executive Officer,	Officer, since 2005; National Life -	(16)
Montpelier, VT 05604	since 2005	Executive Vice President, since 2005;
Sentinel Funds - President, Chief Executive
Officer and Director/Trustee, since 2005;
Sentinel Financial Services Company
(“SFSC”) – Chief Executive Officer since
2005, President 2005 to 2006; Sentinel
Administrative Services, Inc. (“SASI”) –
President & Chief Executive Officer since
2005; Sentinel Advisors Company (“SAC”)
and Sentinel Administrative Services
Company (“SASC”) – President & Chief
Executive Officer 2005 to 2006; Skandia
Global Funds - Chief Executive Officer,
1996 to 2004

Thomas P. Malone (52)	Vice President and	SASI– Vice President, since 2006; ;	N/A
One National Life Drive	Treasurer, since	Sentinel Funds – Vice President and
Montpelier, VT 05604	2000	Treasurer, since 1997; SASC – Vice
President 1998 to 2006

John K. Landy (49)	Vice President,	SASI- Senior Vice President, since 2006;	N/A
One National Life Drive	since 2004	Sentinel Funds – Vice President, since
Montpelier, Vermont 05604		2003; SASC – Senior Vice President 2004
to 2006; Vice President, 1997 to 2004

Scott G. Wheeler (43)	Assistant Vice	SASI- Vice President- Fund Accounting &	N/A
One National Life Drive	President and	Administration since 2007; SASI - Assistant
Montpelier, Vermont 05604	Assistant	Vice President, 2006-2007; Sentinel Funds
	Treasurer, since	- Assistant Vice President and Assistant
	2004	Treasurer, since 1998; SASC – Assistant
Vice President 1998 to 2006

Lisa Muller (42)	Secretary, since	National Life – Counsel, since 2008;	N/A
One National Life Drive	2008	Sentinel Variable Products Trust–
Montpelier, Vermont 05604		Secretary, since 2008; State of Vermont,
Department of Banking and Insurance –
Assistant General Counsel, from 2006 to
2008; Davis, Polk and Wardwell –
Associate, from 2005 to 2006 and from
1999 to 2002; U.S. District Court N.D.
Illinois – Clerk, from 2002 to 2004

Lindsay E. Staples (27)	Assistant	National Life- Securities Paralegal, since	N/A
One National Life Drive	Secretary, since	2007; Sentinel Funds- Assistant Secretary,
Montpelier, Vermont 05604	2007	since 2007; Holman Immigration-
Paralegal, 2006-2007; Wilmer Cutler
Pickering Hale and Dorr, Paralegal 2004-
2006; Saint Michaels College, Student
2000-2004

SF1054(0209)

Name, Address, Age	Position and	Principal Occupation(s) During Past Five	Public
	Length of Time	Years	Directorships
Served
D. Russell Morgan (53)	Chief Compliance	Advisor; National Variable Annuity	N/A
One National Life Drive	Officer, since	Account II; National Variable Life
Montpelier, Vermont 05604	2004; Secretary,	Insurance Account – Chief Compliance
	2000 – 2005	Officer, since 2004; Sentinel Funds – Chief
Compliance Officer, since 2004; Secretary,
1988-2005; Secretary, 2000-2005; National
Life – Assistant General Counsel, 2001 to
2005; Senior Counsel, 2000 to 2001; ESI –
Counsel, 1986 to 2005; Advisor, SFSC,
SASC – Counsel, 1993 to 2005

The last paragraph under “Management of the Trust----Share Ownership” is deleted and replaced with the following:

Mehran Assadi, the Chairman of the Funds, is an “interested person” of the Funds because he is also President, and
Chief Executive Officer of National Life Holding Company. As such, he may be deemed to control the Advisor.

Effective December 18, 2008 Betsy Pecor and Charles Schwartz co-manage the Mid Cap Growth Fund.

SF1054(0209)